SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
Basis of presentation of financial statements
a.	Basis of presentation of financial statements

1.	These financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standard Board.

2.	Measurement basis:

The Company's consolidated Financial Statements are prepared on a cost basis, except for financial instruments (including derivatives) at fair value through profit or loss and other comprehensive income such as available for sales financial assets, employee benefit assets and employee benefit liabilities.

The Company has elected to present profit or loss items using the "function of expense" method.

b.         The Company's operating cycle is one year.

c.
The consolidated financial statements comprise the financial statements of companies that are controlled by the Company (subsidiaries). Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The consolidation of the financial statements commences on the date on which control is obtained and ends when such control ceases.

The financial statements of the Company and of the subsidiaries are prepared as of the same dates and periods. The consolidated financial statements are prepared using uniform accounting policies by all companies in the Group. Significant intercompany balances and transactions and gains or losses resulting from intercompany transactions are eliminated in full in the consolidated financial statements.

Functional currency, presentation currency and foreign currency
d.	Functional currency, presentation currency and foreign currency

1.	Functional currency and presentation currency

The consolidated financial statements are presented in U.S. dollars, which is the Company's functional and presentation currency.

2.	Transactions, assets and liabilities in foreign currency

Transactions denominated in foreign currency are recorded on initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at the end of each reporting period into the functional currency at the exchange rate at that date. Exchange differences are recognized in profit or loss. Non-monetary assets and liabilities measured at cost in a foreign currency are translated at the exchange rate at the date of the transaction.

Cash equivalents
e.	Cash equivalents

Cash equivalents are considered as highly liquid investments, including unrestricted short-term bank deposits with an original maturity of three months or less from the date of purchase.

Short-term investments
f.         Short-term investments:

Short-term bank deposits with a maturity of more than three months from the deposit date but less than one year, available for sale financial investments (debentures)  and financial assets held for trading at fair value through profit or loss (debentures and stocks).

Allowance for doubtful accounts
g.	Allowance for doubtful accounts

The allowance for doubtful accounts is determined in respect of specific debts whose collection, in the opinion of the Company's management, is doubtful. Impaired debts are derecognized when they are assessed as uncollectible. As of December 31, 2017 there was no allowance for doubtful accounts and as of December 31, 2016, the balance of allowance for doubtful accounts was $399 thousands.

Inventory
h.	Inventories

Inventories are measured at the lower of cost and net realizable value. The cost of inventories comprises costs of purchase of raw and other materials and costs incurred in bringing the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business.

Cost of inventories is determined as follows:

Raw materials	-	At cost using the first-in, first-out method.

Work in process	-	Direct costs and indirect costs calculated at average costs for the quarter of manufacturing including materials, labor and other direct and indirect manufacturing costs on the basis of each batch.

Finished products	-	Direct costs and indirect costs calculated at average costs for quarter of manufacturing including materials, labor and other direct and indirect manufacturing costs on the basis of each batch.

Purchased products	-	At cost on a "first in – first out" basis.

The Company periodically evaluates the condition and age of inventories and accounts for impairment of inventories with a lower market value or which are slow moving.

Research and development costs

Research expenditures are recognized in profit or loss when incurred. An intangible asset arising from a development project or from the development phase of an internal project is recognized if the Company can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale; the Company's intention to complete the intangible asset and use or sell it; the Company's ability to use or sell the intangible asset; how the intangible asset will generate future economic benefits; the availability of adequate technical, financial and other resources to complete the intangible asset; and the Company's ability to measure reliably the expenditure attributable to the intangible asset during its development. Since the Company development projects are often subject to regulatory approval procedures and other uncertainties, the conditions for the capitalization of costs incurred before receipt of approvals are not normally satisfied and therefore, development expenditures are recognized in profit or loss when incurred.

Revenue recognition
i.	Revenue recognition

Revenues are recognized in profit or loss when the revenues can be measured reliably, it is probable that the economic benefits associated with the transaction will flow to the Company and the costs incurred or to be incurred in respect of the transaction can be measured reliably. In cases where the Company operates as a principal supplier and it exposed to the risks and rewards associated with the transaction, revenues are presented on a gross basis. Revenues are measured at the fair value of the consideration received less any trade discounts, volume rebates and returns.

The specific criteria for revenue recognition for the following types of revenues are:

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Revenues from the sale of goods are recognized when all the significant risks and rewards of ownership of the goods have passed to the buyer and the seller no longer retains continuing managerial involvement. The delivery date is usually the date on which ownership passes.

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Agreements with multiple elements provide for varying consideration terms, such as upfront payments and milestone payments. Revenues from such agreements that do not contain a general right of return and that are composed of multiple elements such as distribution exclusivity, license and services are allocated to the different elements and  are recognized in respect of each element separately. An element constitutes a separate accounting unit if and only if it has a separate value to the customer. Revenue from the different element is recognized when the criteria for revenue recognition have been met and only to the extent of the consideration that is not contingent upon completion or performance of future services in the contract.

Revenue from milestone and upfront events stipulated in the agreements is recognized upon the occurrence of a substantive element specified in the agreement or as a measure of substantive progress towards completion.

In events that the Company receives at no charge raw material, that is required for manufacturing one of the Company's products, the Company recorded the fair value of the raw material used and sold as revenue and charged the same fair value to cost of revenue.

Deferred revenues

Deferred revenues include unearned amounts received from customers not yet recognized as revenues.

Taxes on income
j.	Taxes on income

Taxes on income in profit or loss comprise current and deferred taxes. Current or deferred taxes are recognized in profit or loss, except to the extent that the tax arises from items which are recognized directly in other comprehensive income or in equity.

1.	Current taxes:

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the end of reporting period as well as adjustments required in connection with the tax liability in respect of previous years.

2.	Deferred taxes:

Deferred taxes are computed in respect of temporary differences between the carrying amounts in the financial statements and the amounts attributed for tax purposes.

Deferred taxes are measured at the tax rates that are expected to apply when the asset is realized or the liability is settled, based on tax laws that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets are reviewed at the end of each reporting period and reduced to the extent that it is not probable that they will be utilized. Temporary differences for which deferred tax assets had not been recognized are reviewed at the end of each reporting period and a respective deferred tax asset is recognized to the extent that their utilization is probable.

Deferred taxes are offset in the statement of financial position if there is a legally enforceable right to offset a current tax asset against a current tax liability and the deferred taxes relate to the same taxpayer and the same taxation authority.

Leases
k.	Leases

The Group as lessee:

1.	Finance lease

Finance leases transfer to the Company substantially all the risks and benefits incidental to ownership of the leased asset. At the commencement of the lease term, the leased assets are measured at the fair value of the leased asset or, if lower, at the present value of the minimum lease payments.

The leased asset is depreciated over the shorter of the lease term and the expected life of the leased asset.

2.	Operating lease

Lease agreements are classified as an operating lease if they do not transfer substantially all the risks and benefits incidental to ownership of the leased asset. Lease payments are recognized as an expense in profit or loss on a straight-line basis over the lease term.

Property, plant and equipment
l.	Property, plant and equipment

Property, plant and equipment are measured at cost, including directly attributable costs and financing costs, less accumulated depreciation, accumulated impairment losses and any related investment grants and excluding day-to-day servicing expenses. Cost includes spare parts and auxiliary equipment that can be used only in connection with the plant and equipment.

The Company's assets include computer systems comprising hardware and software. Software forming an integral part of the hardware to the extent that the hardware cannot function without the programs installed on it is classified as property, plant and equipment. In contrast, software that adds functionality to the hardware is classified as an intangible asset.

The cost of assets includes the cost of materials, direct labor costs, as well as any costs directly attributable to bringing the asset to the location and condition necessary for it to operate in the manner intended by management.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

	%		Mainly %

Buildings	2.5-4		4
Machinery and equipment	10-20		15
Vehicles	15		15
Computers, software, equipment and office furniture	6-33		33
Leasehold improvements	(*	)	10

(*) Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

The useful life, depreciation method and residual value of an asset are reviewed at the year-end and any changes are accounted for prospectively as a change in accounting estimate.

Depreciation of an asset ceases at the earlier of the date that the asset is classified as held for sale and the date that the asset is derecognized.

Impairment of non-financial assets
m.	Impairment of non-financial assets

The Company evaluates the need to record an impairment of the carrying amount of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount.

The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs.

An impairment loss of an asset, is reversed only if there have been changes in the estimates used to determine the asset's recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years and its recoverable amount.

Financial instruments
n.	Financial instruments

1.	Financial assets

Financial assets within the scope of IAS 39 are initially recognized at fair value plus directly attributable transaction costs, except for financial assets measured at fair value through profit or loss.

After initial recognition, the accounting treatment of financial assets is based on their classification as follows:

a.          Financial assets at fair value through profit or loss

Financial assets held for trading and derivative instruments that do not qualify for hedge accounting. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term.

b.          Receivables

The Company has receivables that are financial assets with fixed or determinable payments that are not quoted in an active market.

c.          Available for sale ("AFS") financial investments

AFS financial investments include debt securities. Debt securities in this category are those that are intended to be held for an indefinite period of time and that may be sold in response to needs for liquidity or in response to changes in the market conditions.

The Company has classified all marketable securities as short-term, even though the stated maturity date may be one year or more beyond the current balance sheet date, because it may sell these securities prior to maturity to meet liquidity needs or as part of risk versus reward objectives.

After initial measurement, AFS financial investments are subsequently measured at fair value with unrealized gains and losses recognized in other comprehensive income ("OCI") until the investment is derecognized or the investment is determined to be impaired. Interest earned whilst holding AFS financial investments is reported as interest income using the effective interest rate method.

For AFS financial investments, the Company assesses at each reporting date whether there is objective evidence that an investment is impaired. For debt instruments classified as AFS financial assets, objective evidence of impairment may arise as a result of one or more events that have a negative impact on the estimated future cash flows of the asset since the recognition of the asset. Where there is evidence of impairment, the cumulative loss - measured as the difference between the acquisition cost and the fair value - is reclassified from other comprehensive income and recognized as an impairment loss in profit or loss. In a subsequent period, the amount of the impairment loss is reversed if the increase in fair value can be related objectively to an event occurring after the impairment was recognized. The amount of the reversal, up to the amount of any previous impairment, is recorded in profit or loss.

2.	Financial liabilities

Financial liabilities within the scope of IAS 39 are initially measured at fair value.

After initial recognition, the accounting treatment of financial liabilities is based on their classification as follows:

a.          Financial liabilities measured at amortized cost

Loans, including capital leases, are measured based on their terms at amortized cost using the effective interest method taking into account directly attributable transaction costs.

b.          Financial liabilities measured at fair value

Derivatives, including separated embedded derivatives, are classified as held for trading unless they are designated as effective hedging instruments.

3.	Fair value

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

A fair value measurement of a non-financial asset takes into account a market participant's ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

-	Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities.

-	Level 2 - inputs other than quoted prices included within Level 1 that are observable either directly or indirectly.

-	Level 3 - inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

4.	Offsetting financial instruments

Financial assets and financial liabilities are offset and the net amount is presented in the statement of financial position if there is a legally enforceable right to set off the recognized amounts and there is an intention either to settle on a net basis or to realize the asset and settle the liability simultaneously.

The right of set-off must be legally enforceable not only during the ordinary course of business of the parties to the contract but also in the event of bankruptcy or insolvency of one of the parties. In order for the right of set-off to be currently available, it must not be contingent on a future event, there may not be periods during which the right is not available, or there may not be any events that will cause the right to expire.

5.	De-recognition of financial instruments

a.          Financial assets

A financial asset is derecognized when the contractual rights to the cash flows from the financial asset expire or the Company has transferred its contractual rights to receive cash flows from the financial asset or assumes an obligation to pay the cash flows in full without material delay to a third party and has transferred substantially all the risks and rewards of the asset, or has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

b.          Financial liabilities

A financial liability is derecognized when it is extinguished, that is when the obligation is discharged or cancelled or expires. A financial liability is extinguished when the debtor (the Company) discharges the liability by paying in cash, other financial assets, goods or services or is legally released from the liability.

Derivative financial instruments designated as hedges
o.	Derivative financial instruments designated as hedges

The Company enters into contracts for derivative financial instruments such as forward currency contracts and cylinder strategy in respect of foreign currency to hedge risks associated with foreign exchange rates fluctuations. Such derivative financial instruments are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting and the risk management objective and strategy for undertaking the hedge. The hedge effectiveness is assessed at the end of each reporting period.

Cash flow hedges

The effective portion of the gain or loss on the hedging instrument is recognized as other comprehensive income (loss), while any ineffective portion is recognized immediately in profit or loss.

Amounts recognized as other comprehensive income (loss) are reclassified to profit or loss when the hedged transaction affects profit or loss, such as when the hedged income or expense is recognized or when a forecast payment occurs.

If the forecast transaction or firm commitment is no longer expected to occur, amounts previously recognized in equity are reclassified to profit or loss. If the hedging instrument expires or is sold, terminated or exercised, or if its designation as a hedge is revoked, amounts previously recognized in equity remain in equity until the forecast transaction or firm commitment occurs.

Accrued expenses
p.	Accrued expenses

A provision in accordance with IAS 37 is recognized when the Group has a present (legal or constructive) obligation as a result of a past event, it is expected to require the use of economic resources to clear the obligation and a reliable estimate can be made of it.

Employee benefit liabilities
r.	Employee benefit liabilities

The Company has several employee benefit plans:

1.	Short-term employee benefits

Short-term employee benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered. A liability in respect of a cash bonus is recognized when the Company has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made.

2.	Post-employment benefits

The post-employment benefits plans are normally financed by contributions to insurance companies and classified as defined contribution plans or as defined benefit plans.

The Company has defined contribution plans pursuant to Section 14 to the Israeli Severance Pay Law under which the Company pays fixed contributions to certain employees under section 14 and will have no legal or constructive obligation to pay further contributions.

Contributions to the defined contribution plan in respect of severance or retirement pay are recognized as an expense when contributed concurrently with performance of the employee's services.

In addition the Company operates a defined benefit plan in respect of severance pay pursuant to the Israeli Severance Pay Law. According to the Law, employees are entitled to severance pay upon dismissal or retirement. The liability for termination of employment is measured using the projected unit credit method. The amounts are presented based on discounted expected future cash flows using a discount rate determined by reference to market yields at the reporting date on high quality corporate bonds that are linked to the Consumer Price Index with a term that is consistent with the estimated term of the severance pay obligation.

In respect of its severance pay obligation to certain of its employees, the Company makes current deposits in pension funds and insurance companies ("the plan assets"). Plan assets comprise assets held by a long-term employee benefit fund or qualifying insurance policies. Plan assets are not available to the Company's own creditors and cannot be returned directly to the Company.

The liability for employee benefits shown in the statement of financial position reflects the present value of the defined benefit obligation less the fair value of the plan assets.

Re-measurements of the net liability are recognized in other comprehensive income in the period in which they occur.

Share-based payment transactions
q.	Share-based payment transactions

The Company's employees and other service providers are entitled to remuneration in the form of equity-settled share-based payment transactions.

Equity-settled transactions

The cost of equity-settled transactions (options and restricted shares) with employees is measured at the fair value of the equity instruments granted at grant date. The fair value of options is determined using a standard option pricing model. The fair value of restricted shares is determined using the share price at the grant date.

As for other service providers, the cost of the transactions is measured at the fair value of the goods or services received as consideration for equity instruments. In cases where the fair value of the goods or services received as consideration of equity instruments cannot be measured, they are measured by reference to the fair value of the equity instruments granted.

The cost of equity-settled transactions is recognized in profit or loss together with a corresponding increase in shareholder's equity during the period which the performance and/or service conditions are to be satisfied ending on the date on which the relevant employees become entitled to the award ("the vesting period"). The cumulative expense recognized for equity-settled transactions at the end of each reporting period until the vesting date reflects the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments that will ultimately vest.

No expense is recognized for awards that do not ultimately vest.

If the Company modifies the conditions on which equity-instruments were granted, an additional expense is recognized for any modification that increases the total fair value of the share-based payment arrangement or is otherwise beneficial to the employee/other service provider at the modification date.

Income (loss) per Share
r.	Income (loss) per Share

Income (loss) per share is calculated by dividing the income (loss) attributable to Company shareholders by the weighted number of outstanding ordinary shares during the period.  Ordinary shares underlying shares options or restricted Shares are only included in the calculation of diluted income (loss) per share when their impact dilutes the income (loss) per share. Furthermore, potential ordinary shares converted during the period are included under diluted income (loss) per share only until the conversion date, and from that date on are included under basic income (loss) per share.

Reclassification of prior years' amounts
s.	Reclassification of prior years' amounts

Certain amounts in prior years' financial statements have been reclassified to conform to the current year's presentation. The reclassification had no effect on previously reported net loss or shareholders' equity.